Subsequent Events	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Repurchase of Warrants

On April 26, 2018, we repurchased 1,229,575 outstanding warrants for a total purchase price of $15.0 million. The warrants were repurchased from funds managed by Oaktree, who are represented on the board of directors of our general partner.

Acquisitions

On April 24, 2018, we acquired the remaining 18.375% interest in NGL Water Pipelines, LLC operating in the Delaware Basin portion of the Permian Basin in West Texas for total consideration of approximately $4.0 million.

Subsequent to March 31, 2018, we acquired one saltwater disposal facility and four freshwater facilities for total consideration of approximately $29.8 million.

Subsequent to March 31, 2018, we acquired three retail propane businesses for total consideration of approximately $19.3 million.

Dispositions

E Energy Adams, LLC

On May 3, 2018, we sold our previously held 20% interest in E Energy Adams, LLC for net proceeds of $18.6 million.